13F-HR

11/14/08

0001103804
dk2hcr*f

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
This amendment (Check only one.): [ X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carl Casler
Title: 	Chief Financial Officer
Phone: 	203-863-5039
Signature, Place and Date of Signing: Greenwich, CT

Carl Casler,  November 14, 2008

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: 3,528,284

						   TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Palm Inc                                   COMMON STOCK 696643105 607      101798   SH       SOLE            101798
Idearc Inc                                 COMMON STOCK 451663108 2600     2080000  SH       SOLE            2080000
Monster Worldwide INC                      COMMON STOCK 611742107 2817     189000   SH       SOLE            189000
R.H. Donnelley Corp                        COMMON STOCK 74955W307 3645     1832000  SH       SOLE            1832000
Associated Banc-Corp                       COMMON STOCK 045487105 4606     235200   SH       SOLE            235200
Federal Mogul Corp                         COMMON STOCK 313549404 5070     404000   SH       SOLE            404000
Och-Ziff Capital Management                COMMON STOCK 67551U105 5845     500000   SH       SOLE            500000
Arkansas Best Corporation                  COMMON STOCK 040790107 12094    365800   SH       SOLE            365800
Fair Isaac Corporation                     COMMON STOCK 303250104 12336    545000   SH       SOLE            545000
SINA Corp                                  ADRS STOCKS  G81477104 13129    373000   SH       SOLE            373000
Alexander & Baldwin Inc                    COMMON STOCK 014482103 13345    308700   SH       SOLE            308700
Jefferies Group Inc                        COMMON STOCK 472319102 13856    630000   SH       SOLE            630000
Susquehanna Bancshares Inc                 COMMON STOCK 869099101 15621    815000   SH       SOLE            815000
Glacier Bancorp Inc                        COMMON STOCK 37637Q105 15832    650800   SH       SOLE            650800
Charles River Laboratories                 COMMON STOCK 159864107 16792    308000   SH       SOLE            308000
Whitney Holding Corporation                COMMON STOCK 966612103 16977    713000   SH       SOLE            713000
The Stanley Works                          COMMON STOCK 854616109 17459    426000   SH       SOLE            426000
National Financial Partners Corp.          COMMON STOCK 63607P208 18999    1289936  SH       SOLE            1289936
AvalonBay Communities Inc                  COMMON STOCK 053484101 20107    208000   SH       SOLE            208000
Transocean Inc                             COMMON STOCK G90073100 22121    201400   SH       SOLE            201400
Herbalife                                  COMMON STOCK G4412G101 22253    573400   SH       SOLE            573400
National City Corp.                        COMMON STOCK 635405103 22367    12781400 SH       SOLE            12781400
Thor Industries                            COMMON STOCK 885160101 24167    996802   SH       SOLE            996802
Humana Inc.                                COMMON STOCK 444859102 25750    625000   SH       SOLE            625000
Expedia Inc.                               COMMON STOCK 30212P105 26442    1750000  SH       SOLE            1750000
Franklin Resources Inc                     COMMON STOCK 354613101 26791    309600   SH       SOLE            309600
Autodesk Inc                               COMMON STOCK 052769106 34902    1059500  SH       SOLE            1059500
Coach Inc.                                 COMMON STOCK 189754104 36916    1502000  SH       SOLE            1502000
Blackrock Inc                              COMMON STOCK 09247X101 39697    208000   SH       SOLE            208000
Harley-Davidson Inc                        COMMON STOCK 412822108 44786    1223100  SH       SOLE            1223100
St Jude Medical Inc.                       COMMON STOCK 790849103 45534    1047000  SH       SOLE            1047000
Beckman Coulter Inc.                       COMMON STOCK 075811109 57303    807200   SH       SOLE            807200
Macrovision Solutions Corp                 COMMON STOCK 55611C108 59629    3877050  SH       SOLE            3877050
Key Corp.                                  COMMON STOCK 493267108 62222    5211300  SH       SOLE            5211300
Alliance Data Systems Corp.                COMMON STOCK 018581108 64920    1044000  SH       SOLE            1044000
Aon Corp                                   COMMON STOCK 037389103 75397    1677000  SH       SOLE            1677000
Quest Diagnostics                          COMMON STOCK 74834L100 78197    1513400  SH       SOLE            1513400
Kroger Co                                  COMMON STOCK 501044101 82184    2990700  SH       SOLE            2990700
Mettler-Toledo International Inc           COMMON STOCK 592688105 95020    969600   SH       SOLE            969600
First Horizon National Corp                COMMON STOCK 320517105 98286    10500681 SH       SOLE            10500681
Verisign INC                               COMMON STOCK 92343E102 106328   4077000  SH       SOLE            4077000
Priceline.com                              COMMON STOCK 741503403 123858   1810000  SH       SOLE            1810000
Visa Inc                                   COMMON STOCK 92826C839 135169   2201820  SH       SOLE            2201820
MSCI Inc                                   COMMON STOCK 55354G100 160027   6667800  SH       SOLE            6667800
DaVita Inc.                                COMMON STOCK 23918K108 259361   4549400  SH       SOLE            4549400
Qualcomm Inc                               COMMON STOCK 747525103 320306   7454200  SH       SOLE            7454200
Invesco Limited                            COMMON STOCK G491BT108 380581   18140200 SH       SOLE            18140200
Apollo Group, Inc.                         COMMON STOCK 037604105 649750   10957000 SH       SOLE            10957000
Tidewater Inc                              COMMON STOCK 886423102 249      4500     SH       SOLE            4500
ACE Ltd                                    COMMON STOCK H0023R105 136034.1 2513100  SH       SOLE            2513100
S REPORT SUMMARY 50 DATA RECORDS
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.